CERTIFICATION OF
                     STRONG INTERNATIONAL EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                       STRONG FOREIGN MAJORMARKETSSM FUND
                         STRONG INTERNATIONAL STOCK FUND
                              STRONG OVERSEAS FUND


STRONG INTERNATIONAL EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Foreign MajorMarkets, Strong International Stock, and Strong Overseas Funds' Prospectus and Statement of Additional Information, each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 18 (File No. 33-45108; 811-6524), which was filed with the Securities and Exchange Commission on February 27, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Foreign MajorMarkets, Strong International Stock, and Strong Overseas Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                             STRONG INTERNATIONAL EQUITY FUNDS, INC.



                             /S/ CATHLEEN A. EBACHER
                             By: Cathleen A. Ebacher
                             Title:   Vice President and Assistant Secretary


Dated: March 5, 2001